COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company has long-term leases for its offices under cancelable operating leases from August 1, 2013 through July 31, 2016. At March 31, 2014, future minimum contractual obligations were as follows:

	Facilities	Equipment

Year ending March 31, 2015	$26,333	$10,436
Year ending March 31, 2016	28,293	10,436
Year ending March 31, 2017	9,648	10,436
Year ending March 31, 2018		4,347
Total Minimum Lease Payments:	$64,274	$35,655

On August 1, 2013 the Company entered into a 3 -year sub-lease agreement requiring a monthly payment of $2,085 for office space in Scottsdale, Arizona, with a basic monthly lease increase of 8% and 7% on each anniversary date. The Company or the landlord can cancel the lease with 30 days’ notice. The sub-lessor is an entity owned by the Company’s Chief Executive Officer and President.

On August 2, 2013 the Company entered into a 4 -year lease agreement for certain office equipment requiring monthly payment of $870.